UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22801

Franklin ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 3/31/18

Item 1. Reports to Stockholders.

Franklin ETF Trust

Annual Report

March 31, 2018

Franklin Liberty Short Duration U.S. Government ETF

FRANKLIN TEMPLETON INVESTMENTS

Why choose Franklin Templeton Investments?

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit libertyshares.com for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

libertyshares.com	Not part of the annual report	1

ANNUAL REPORT

Franklin Liberty Short Duration U.S. Government ETF

As approved by the board of trustees, effective March 31, 2018, Franklin Liberty Short Duration U.S. Government ETF’s fiscal year-end was changed to March 31. We are pleased to bring you Franklin Liberty Short Duration U.S. Government ETF’s annual report covering the shortened fiscal year for the transitional 10-month period between the Fund’s prior fiscal year-end, May 31, 2017, and March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income as is consistent with prudent investing, while seeking preservation of capital, by investing at least 80% of its net assets in securities issued or guaranteed by the US government, its agencies or instrumentalities.1 The Fund currently targets an estimated portfolio duration of three years or less.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Performance Overview

For the 10 months under review, the Fund posted cumulative total returns of +0.33% based on market price and +0.30% based on net asset value. In comparison, the Bloomberg Barclays US Government Index: 1-3 Year Component had a -0.25% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Portfolio Composition*
Based on Total Net Assets as of 3/31/18

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

Economic and Market Overview

The US economy grew during the 10 months under review. The economy strengthened in 2017’s second and third quarters, but moderated in the next two quarters. The slower growth in 2018’s first quarter reflected a slowdown in consumer spending, residential fixed investment, exports, and state and local government spending. The manufacturing and services sectors expanded during the period. The unemployment rate declined from 4.3% in May 2017 to 4.1% at period-end.3 Monthly retail sales generally grew during the period’s first six months but subsequently declined for three consecutive months, rebounding at period-end amid robust automobile sales. Annual inflation, as measured by the Consumer Price Index, increased from 1.9% in May 2017 to 2.4% at period-end.3

The US Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at its June and December 2017

1. Some securities owned by the Fund, but not shares of the Fund, are guaranteed by the US government, its agencies or instrumentalities as to timely payment of principal and interest. The Fund’s net asset value, trading price and yield are not guaranteed and will fluctuate with market conditions. Please see the Fund’s prospectus for the level of credit support offered by government agency or instrumentality issues.

2. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

3. Source: Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 10.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

meetings, and began reducing its balance sheet in October. In February 2018, Jerome Powell succeeded Janet Yellen as Fed Chair and spoke before Congress for the first time. He indicated that the Fed saw signs of a continued strong labor market and economic growth. He reiterated the Fed’s intention to gradually raise interest rates in an effort to keep the economy from overheating as inflation increases toward the Fed’s 2% target. However, he noted that there was no evidence of the economy overheating and that he had yet to see a clear upward move in wages. At its March meeting, the Fed raised its target range for the federal funds rate 0.25% to 1.50%–1.75% and maintained its forecast of three rate increases in 2018. Additionally, the Fed upgraded its economic forecasts for 2018 and 2019, and its rate projections indicated the number of rate hikes would increase in 2019 and 2020.

The 10-year Treasury yield, which moves inversely to its price, shifted throughout the period. The yield rose in June amid renewed optimism for improvement in economic growth and was supported in July by hawkish comments from key central bankers around the world. Easing concerns about Hurricane Irma’s economic impact, the Fed’s balance sheet normalization beginning in October, the passage of the tax reform bill in December and indications of higher inflation especially during the first two months of 2018 also pushed the yield higher. However, several factors weighed on the Treasury yield at certain points during the period, including political uncertainties in the US and tensions between the US and North Korea. Concerns about the Trump administration’s protectionist trade policies and escalating trade tensions between the US and China also pressured the yield near period-end. Overall, the 10-year Treasury yield rose from 2.21% at the beginning of the period to 2.74% at period-end.

Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets in securities issued or guaranteed by the US government, its agencies, or instrumentalities. The Fund currently targets an estimated portfolio duration of three years or less. The Fund generally invests 50%-70% of its assets in mortgage securities issued or guaranteed by the US government, its agencies, or instrumentalities, including adjustable rate mortgage securities (ARMs). The Fund also invests in direct US government obligations (such as Treasury bonds, bills and notes) and in securities issued or guaranteed by the US government, its agencies or instrumentalities, including government-sponsored entities. All of the Fund’s principal investments are debt securities, including bonds, notes and debentures. To pursue its investment goal, the Fund may invest in certain interest rate-related derivatives, principally US Treasury and fixed income index futures contracts. The use of these derivatives may allow the Fund to obtain net long or short exposures to selected interest rates or durations. These derivatives may be used to hedge risks associated with the Fund’s other portfolio investments and to manage the duration of the Fund’s portfolio. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a US or foreign futures exchange to buy or sell an asset at a specific price on a future date.

Manager’s Discussion

During the period, the largest contribution to performance relative to the benchmark came from the interest-rate derivatives that are used to manage duration exposure in the portfolio. These derivatives hedge the duration exposure of the Fund’s fixed-rate Freddie Mac bonds, fixed-rate mortgage-backed securities (MBS), agency securities, and Treasury Inflation-Protected Securities (TIPS). All of these sectors had negative total returns over the period due to the rise in interest rates. Net of duration, the contribution to returns from TIPS was positive due to rising inflation expectations. The Fund’s exposure to agency ARMs was also a significant contributor to outperformance relative to the benchmark. The Fund continued to focus on seasoned, shorter maturity, high-quality ARMs that tend to be less sensitive to interest-rate changes. ARMs spreads tightened modestly during the period and prepayments remained range bound, both factors that led to strong performance. The Fund had less duration than the benchmark, with positioning for curve flattening. As front-end yields rose and the curve flattened over the period, both factors were significant contributors to outperformance versus the benchmark.

What is the yield curve?

The yield curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality but differing maturity dates. The most frequently reported yield curve compares three-month, two-year and 30-year US Treasury debt.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

The Fund invested in US Treasuries, agency debentures, agency mortgage pass-through securities and other US government-related bonds and cash investments. We looked for valuations we considered attractive within lower interest-rate risk government bond markets with a focus on high current income. We used US Treasury futures contracts for duration management. Over the period, the futures positions had a net realized gain.

Thank you for your participation in Franklin Liberty Short Duration U.S. Government ETF. We look forward to serving your future investment needs.

Roger A. Bayston

Patrick A. Klein

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/13), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/181

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
10-Month	+0.30%	+0.33%	+0.30%	+0.33%
1-Year	+0.37%	+0.33%	+0.37%	+0.33%
3-Year	+1.83%	+1.84%	+0.61%	+0.61%
Since Inception (11/4/13)	+3.48%	+3.21%	+0.78%	+0.72%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with waiver)	(without waiver)
2.60%	2.08%	1.88%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/4/13–3/31/18

See page 7 for Performance Summary footnotes.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

PERFORMANCE SUMMARY

Distributions (6/1/17–3/31/18)

Net Investment Income
$1.85491

Total Annual Operating Expenses8

With Waiver	Without Waiver
0.25%	0.39%

All investments involve risks, including possible loss of principal. Interest rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices, and thus a fund’s share price, generally move in the opposite direction of interest rates. Therefore, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a discussion of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. T he Fund has an expense reduction contractually guaranteed through 9/30/18. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the 20.594 cent per share March dividend and the NAV of $95.18 per share on 3/31/18.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: Morningstar. The Bloomberg Barclays US Government Index: 1-3 Year Component includes public obligations of the US Treasury with at least one year up to, but not including, three years to final maturity and publicly issued debt of US government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the US government.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value[1]	Ending Account Value 3/31/18	Expenses Paid During Period 12/1/17–3/31/18[2,3]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Net Annualized Expense Ratio[3]
$1,000	$1,000.30	$0.83	$1,023.68	$1.26	0.25%

1. 12/1/17 for Actual; 10/1/17 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period. For Actual expenses, the multiplier is 121/365 to reflect the number of days during the period.

3. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN ETF TRUST

Financial Highlights

Franklin Liberty Short Duration U.S. Government ETF

	Year Ended March 31, 2018[a]	Year Ended May 31,
		2017	2016	2015	2014[b]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$96.75	$97.83	$99.03	$99.98	$100.00

Income from investment operations[c]:

Net investment income[d]	1.17	1.02	0.72	0.64	0.41

Net realized and unrealized gains (losses)	(0.89)	(0.08)	(0.39)	0.09	0.67

Total from investment operations	0.28	0.94	0.33	0.73	1.08

Less distributions from net investment income	(1.85)	(2.02)	(1.53)	(1.68)	(1.10)

Net asset value, end of year	$95.18	$96.75	$97.83	$99.03	$99.98

Total return[e]	0.30%	0.97%	0.34%	0.74%	1.08%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.50%	0.39%	0.40%	0.68%	0.61%

Expenses net of waiver and payments by affiliates	0.27% [g]	0.30% [g]	0.30% [g]	0.30%	0.30%

Net investment income	1.47%	1.05%	0.73%	0.64%	0.71%

Supplemental data

Net assets, end of period (000’s)	$164,279	$169,406	$183,521	$47,139	$27,595

Portfolio turnover rate[h]	103.43%	134.97%	145.14%	198.41%	98.35%

Portfolio turnover rate excluding mortgage dollar rolls[i]	68.15%	75.90%	62.17%	140.19%	64.98%

aFor the period June 1, 2017 to March 31, 2018.

bFor the period November 4, 2013 (commencement of operations) to May 31, 2014.

cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating market value of the investments of the Fund.

dBased on average daily shares outstanding.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

hPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

iSee Note 1(d) regarding mortgage dollar rolls.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	9

FRANKLIN ETF TRUST

Statement of Investments, March 31, 2018

Franklin Liberty Short Duration U.S. Government ETF

		Principal Amount	Value

	U.S. Government and Agency Securities 33.8%
	Dragon 2012 LLC, secured bond, 1.972%, 3/12/24	$54,059	$52,794
	Federal Farm Credit Banks, 2.07%, 1/04/21	3,000,000	2,969,670
	FHLB, 1.375%, 6/12/20	1,400,000	1,370,628
	FHLMC, 1.25%, 10/02/19	1,500,000	1,478,372
	FHLMC, 1.375%, 5/01/20	1,525,000	1,495,537
	FHLMC, 2.375%, 1/13/22	1,000,000	993,146
	FICO D-P, Strip, 9/26/19	1,585,000	1,532,450
	FICO E-P, Strip, 11/02/18	225,000	222,141
	FNMA, 1.75%, 11/26/19	1,300,000	1,289,295
	FNMA, 2.625%, 9/06/24	350,000	347,063
	FNMA, 6.625%, 11/15/30	250,000	342,495
	FNMA, 7.125%, 1/15/30	250,000	350,083
	Iraq Government Agency for International Development Bonds, 2.149%, 1/18/22	1,250,000	1,231,201
	Israel Government Agency for International Development Bonds, 5.50%, 9/18/23	1,500,000	1,702,383
a	KE Export Leasing LLC, 2013-A, secured note, FRN, 2.214%, (3-Month USD LIBOR + 0.23%), 2/28/25	1,203,530	1,198,977
	Overseas Private Investment Corp., A, zero cpn., 11/15/20	225,000	270,964
	Petroleos Mexicanos, 2.378%, 4/15/25	1,050,000	1,036,559
	Private Export Funding Corp.,
	secured note, 4.30%, 12/15/21	1,500,000	1,588,836
	secured note, LL, 2.25%, 3/15/20	1,600,000	1,594,122
	senior secured note, MM, 2.30%, 9/15/20	1,550,000	1,543,130
	Reliance Industries Ltd., 2.512%, 1/15/26	1,500,000	1,483,321
	Residual Funding Corp., senior bond, Strip, 7/15/20	875,000	827,197
	Tunisia Government Agency for International Development Bonds, 1.416%, 8/05/21	1,338,000	1,287,557
	U.S. Treasury Note,
	0.875%, 6/15/19	2,000,000	1,969,185
	1.00%, 8/31/19	1,500,000	1,474,777
	1.00%, 11/15/19	3,000,000	2,940,686
	1.25%, 1/31/20	2,000,000	1,963,400
	1.375%, 1/15/20	4,000,000	3,937,687
	1.375%, 5/31/20	2,000,000	1,959,811
	1.375%, 8/31/20	1,500,000	1,465,649
	1.375%, 10/31/20	1,500,000	1,462,823
	1.50%, 11/30/19	2,500,000	2,469,354
	1.50%, 4/15/20	1,500,000	1,476,021
	1.50%, 7/15/20	2,000,000	1,962,727
	1.625%, 12/31/19	1,500,000	1,483,732
b	Index Linked, 0.125%, 7/15/24	2,400,533	2,344,673
b	Index Linked, 0.625%, 7/15/21	2,199,120	2,225,798
	Ukraine Government Agency for International Development Bonds, 1.844%, 5/16/19	120,000	119,942

	Total U.S. Government and Agency Securities (Cost $56,148,015)		55,464,186

	Mortgage-Backed Securities 64.0%
c	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 19.1%
	FHLMC, 1.86%, (1-Month USD LIBOR +/- MBS Margin), 2/25/25	1,461,000	1,463,658
	FHLMC, 1.92%, (1-Month USD LIBOR +/- MBS Margin), 12/25/24	1,499,944	1,505,009
	FHLMC, 1.97%, (1-Month USD LIBOR +/- MBS Margin), 11/25/24	284,967	286,236
	FHLMC, 2.00%, (1-Month USD LIBOR +/- MBS Margin), 12/25/26	1,385,711	1,390,037
	FHLMC, 2.03%, (1-Month USD LIBOR +/- MBS Margin), 1/25/24	672,624	674,325
	FHLMC, 2.04%, (1-Month USD LIBOR +/- MBS Margin), 5/25/24	2,452,742	2,460,662
	FHLMC, 2.921%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/29	38,214	40,152
	FHLMC, 2.988%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	62,745	65,610
	FHLMC, 3.088%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/33	143,623	150,500
	FHLMC, 3.247%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/36	93,500	98,799
	FHLMC, 3.273%, (12-Month USD LIBOR +/- MBS Margin), 8/01/34	344,843	359,764
	FHLMC, 3.284%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	396,645	409,614
	FHLMC, 3.289%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	5,800	6,084
	FHLMC, 3.305%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/37	403,275	425,086

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STATEMENT OF INVESTMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
c	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
	FHLMC, 3.319%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/36	$374,952	$393,578
	FHLMC, 3.324%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37	879,390	922,364
	FHLMC, 3.344%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	214,178	226,194
	FHLMC, 3.352%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	800,382	845,746
	FHLMC, 3.362%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	76,462	79,674
	FHLMC, 3.369%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/27	1,627	1,661
	FHLMC, 3.37%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/34	89,618	94,626
	FHLMC, 3.375%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	12,323	12,932
	FHLMC, 3.378%, (6-Month USD LIBOR +/- MBS Margin), 1/01/26	1,308	1,372
	FHLMC, 3.384%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	4,634	4,838
	FHLMC, 3.396%, (12-Month USD LIBOR +/- MBS Margin), 4/01/36	149,087	154,821
	FHLMC, 3.398%, (12-Month USD LIBOR +/- MBS Margin), 5/01/33	8,224	8,636
	FHLMC, 3.406%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35	19,651	20,744
	FHLMC, 3.412%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/35	28,204	29,832
	FHLMC, 3.415%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	722,418	758,596
	FHLMC, 3.42%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	30,116	31,449
	FHLMC, 3.421%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/29	9,226	9,374
	FHLMC, 3.426%, (12-Month USD LIBOR +/- MBS Margin), 12/01/36	131,419	136,863
	FHLMC, 3.429%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	11,748	12,372
	FHLMC, 3.434%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	27,777	29,118
	FHLMC, 3.436%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	108,959	114,031
	FHLMC, 3.441%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	44,671	46,529
	FHLMC, 3.442%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	26,812	27,923
	FHLMC, 3.464%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/35	254,366	267,964
	FHLMC, 3.467%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	54,368	57,146
	FHLMC, 3.469%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/30	338	343
	FHLMC, 3.469%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	221,490	232,590
	FHLMC, 3.473%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/34	441,597	468,561
	FHLMC, 3.473%, (12-Month USD LIBOR +/- MBS Margin), 5/01/38	1,744,778	1,825,480
	FHLMC, 3.475%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	278,808	293,112
	FHLMC, 3.478%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	113,703	118,981
	FHLMC, 3.488%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/38	225,201	239,627
	FHLMC, 3.491%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/29	498,762	521,316
	FHLMC, 3.50%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	24,013	25,301
	FHLMC, 3.50%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	31,751	33,368
	FHLMC, 3.50%, (12-Month USD LIBOR +/- MBS Margin), 4/01/34	15,974	16,773
	FHLMC, 3.50%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	69,477	73,207
	FHLMC, 3.50%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	179,267	188,546
	FHLMC, 3.502%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	1,063	1,116
	FHLMC, 3.506%, (12-Month USD LIBOR +/- MBS Margin), 5/01/36	27,429	29,074
	FHLMC, 3.506%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	922,372	966,006
	FHLMC, 3.522%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	473,324	495,369
	FHLMC, 3.524%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37	58,665	62,062
	FHLMC, 3.532%, (12-Month USD LIBOR +/- MBS Margin), 10/01/36	67,028	70,277
	FHLMC, 3.538%, (12-Month USD LIBOR +/- MBS Margin), 1/01/42	329,789	343,856
	FHLMC, 3.545%, (12-Month USD LIBOR +/- MBS Margin), 11/01/37	859,956	903,002
	FHLMC, 3.546%, (12-Month USD LIBOR +/- MBS Margin), 4/01/37	56,596	59,566
	FHLMC, 3.555%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	479,620	504,622
	FHLMC, 3.559%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/37	96,493	101,708
	FHLMC, 3.562%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/36	33,091	34,874
	FHLMC, 3.562%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	1,662,449	1,746,313
	FHLMC, 3.562%, (12-Month USD LIBOR +/- MBS Margin), 6/01/41	299,924	314,418
	FHLMC, 3.564%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	4,945	5,170
	FHLMC, 3.575%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	21,511	22,450
	FHLMC, 3.582%, (12-Month USD LIBOR +/- MBS Margin), 8/01/42	313,391	327,492
	FHLMC, 3.584%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	6,896	7,259
	FHLMC, 3.587%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	63,583	66,900
	FHLMC, 3.596%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36	46,639	49,057

libertyshares.com	Annual Report	11

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
c	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
	FHLMC, 3.596%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	$122,018	$128,471
	FHLMC, 3.599%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	865,966	910,664
	FHLMC, 3.60%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	20,186	21,239
	FHLMC, 3.601%, (12-Month USD LIBOR +/- MBS Margin), 4/01/37	754,393	791,074
	FHLMC, 3.612%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	92,933	97,820
	FHLMC, 3.612%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/38	135,315	139,954
	FHLMC, 3.612%, (12-Month USD LIBOR +/- MBS Margin), 5/01/40	1,493,128	1,572,542
	FHLMC, 3.618%, (12-Month USD LIBOR +/- MBS Margin), 8/01/41	957,212	1,000,745
	FHLMC, 3.628%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	190,811	202,170
	FHLMC, 3.631%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	12,802	13,479
	FHLMC, 3.641%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	28,191	29,743
	FHLMC, 3.642%, (12-Month USD LIBOR +/- MBS Margin), 4/01/36	264,585	278,078
	FHLMC, 3.643%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	647,010	682,957
	FHLMC, 3.659%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	87,938	93,084
	FHLMC, 3.669%, (12-Month USD LIBOR +/- MBS Margin), 4/01/40	234,287	244,647
	FHLMC, 3.683%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	5,269	5,475
	FHLMC, 3.688%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	148,579	157,445
	FHLMC, 3.696%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35	243,483	256,559
	FHLMC, 3.705%, (6-Month USD LIBOR +/- MBS Margin), 9/01/30	5,831	6,015
	FHLMC, 3.716%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/35	440,133	467,383
	FHLMC, 3.728%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36	347,461	365,698
	FHLMC, 3.937%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	64,249	67,645
	FHLMC, 3.943%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/29	16,874	17,647
	FHLMC, 3.961%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/36	108,149	113,698
	FHLMC, 4.001%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/29	9,324	9,830
	FHLMC, 5.496%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/24	1,676	1,691

			31,447,468

	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 13.5%
	FHLMC, 2.396%, 6/25/22	1,500,000	1,473,922
	FHLMC, 2.51%, 11/25/22	1,585,000	1,561,801
	FHLMC, 2.573%, 9/25/22	1,008,000	995,590
	FHLMC, 2.637%, 1/25/23	915,000	905,001
	FHLMC, 3.06%, 7/25/23	1,590,000	1,600,778
	FHLMC, 3.25%, 4/25/23	1,200,000	1,218,565
	FHLMC, 3.30%, 4/25/23	1,250,000	1,272,616
	FHLMC, 3.31%, 5/25/23	1,600,000	1,630,191
	FHLMC, 3.32%, 2/25/23	1,250,000	1,274,714
	FHLMC, 3.458%, 8/25/23	1,562,000	1,603,381
	FHLMC, 3.49%, 1/25/24	1,500,000	1,542,327
d	FHLMC, 3.50%, 4/15/46	1,650,000	1,652,927
	FHLMC, 3.527%, 10/25/23	2,000,000	2,059,404
	FHLMC, 3.531%, 7/25/23	1,500,000	1,544,034
d	FHLMC, 4.00%, 5/1/48	1,750,000	1,792,568

			22,127,819

c	Federal National Mortgage Association (FNMA) Adjustable Rate 25.1%
	FNMA, 2.553%, (6-Month USD LIBOR +/- MBS Margin), 6/01/21	313	316
	FNMA, 2.572%, (11th District COF +/- MBS Margin), 8/01/29	40,516	40,601
	FNMA, 2.626%, (11th District COF +/- MBS Margin), 8/01/37	1,341,803	1,380,192
	FNMA, 2.677%, (1 Year CMT +/- MBS Margin), 1/01/31	22,854	22,680
	FNMA, 2.682%, (1 Year CMT +/- MBS Margin), 6/01/40	84,241	86,796
	FNMA, 2.682%, (1 Year CMT +/- MBS Margin), 7/01/40	4,375	4,353
	FNMA, 2.682%, (1 Year CMT +/- MBS Margin), 11/01/40	25,745	26,029
	FNMA, 2.828%, (6-Month USD LIBOR +/- MBS Margin), 3/01/28	5,918	6,010
	FNMA, 2.85%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	2,403	2,502
	FNMA, 2.868%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	3,986	4,039
	FNMA, 2.876%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/32	638	664

12	Annual Report	libertyshares.com

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
c	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 2.90%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/23	$8,560	$8,769
	FNMA, 2.90%, (6-Month USD LIBOR +/- MBS Margin), 9/01/33	1,092	1,131
	FNMA, 3.016%, (6-Month USD LIBOR +/- MBS Margin), 2/01/36	589,506	608,787
	FNMA, 3.018%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	7,689	7,800
	FNMA, 3.023%, (6-Month USD LIBOR +/- MBS Margin), 5/01/32	10,549	11,169
	FNMA, 3.026%, (6-Month USD LIBOR +/- MBS Margin), 12/01/24	3,011	3,098
	FNMA, 3.045%, (6-Month US T-Bill +/- MBS Margin), 1/01/20	433	435
	FNMA, 3.05%, (6-Month USD LIBOR +/- MBS Margin), 5/01/33	16,952	17,551
	FNMA, 3.05%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	9,117	9,306
	FNMA, 3.062%, (6-Month USD LIBOR +/- MBS Margin), 8/01/33	7,405	7,622
	FNMA, 3.068%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	17,714	18,349
	FNMA, 3.07%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	8,457	8,758
	FNMA, 3.076%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/29	3,326	3,445
	FNMA, 3.077%, (6-Month USD LIBOR +/- MBS Margin), 5/01/35	11,519	11,948
	FNMA, 3.101%, (6-Month USD LIBOR +/- MBS Margin), 1/01/35	7,560	7,823
	FNMA, 3.113%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	109,322	113,500
	FNMA, 3.115%, (6-Month US T-Bill +/- MBS Margin), 4/01/18	37	37
	FNMA, 3.115%, (12-Month USD LIBOR +/- MBS Margin), 10/01/35	4,041	4,212
	FNMA, 3.117%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	96,800	100,471
	FNMA, 3.134%, (6-Month USD LIBOR +/- MBS Margin), 6/01/35	25,972	26,940
	FNMA, 3.148%, (1 Year CMT +/- MBS Margin), 11/01/35	44,596	46,715
	FNMA, 3.158%, (1 Year CMT +/- MBS Margin), 10/01/35	341,659	356,048
	FNMA, 3.17%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	21,123	22,339
	FNMA, 3.171%, (1 Year CMT +/- MBS Margin), 11/01/35	45,286	47,252
	FNMA, 3.18%, (6-Month USD LIBOR +/- MBS Margin), 7/01/35	40,452	41,972
	FNMA, 3.181%, (6-Month USD LIBOR +/- MBS Margin), 9/01/27	7,053	7,175
	FNMA, 3.185%, (1 Year CMT +/- MBS Margin), 11/01/35	60,646	63,314
	FNMA, 3.193%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	56,448	58,756
	FNMA, 3.194%, (6-Month USD LIBOR +/- MBS Margin), 6/01/34	347,314	360,195
	FNMA, 3.195%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	129,191	134,200
	FNMA, 3.199%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/35	89,525	94,596
	FNMA, 3.205%, (1 Year CMT +/- MBS Margin), 11/01/35	171,503	179,174
	FNMA, 3.21%, (6-Month USD LIBOR +/- MBS Margin), 2/01/33	261,319	269,864
	FNMA, 3.212%, (1 Year CMT +/- MBS Margin), 11/01/35	268,482	280,714
	FNMA, 3.214%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	185,672	194,520
	FNMA, 3.22%, (1 Year CMT +/- MBS Margin), 11/01/35	404,790	423,038
	FNMA, 3.225%, (1 Year CMT +/- MBS Margin), 11/01/35	54,064	56,653
	FNMA, 3.226%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/34	33,366	34,705
	FNMA, 3.23%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	37,320	39,228
	FNMA, 3.232%, (1 Year CMT +/- MBS Margin), 11/01/35	60,845	63,614
	FNMA, 3.243%, (1 Year CMT +/- MBS Margin), 11/01/35	130,739	136,758
	FNMA, 3.246%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	17,271	17,971
	FNMA, 3.269%, (1 Year CMT +/- MBS Margin), 10/01/35	931,248	972,274
	FNMA, 3.27%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	89,042	94,098
	FNMA, 3.273%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	46,531	48,522
	FNMA, 3.275%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	129,989	137,153
	FNMA, 3.276%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	9,587	9,950
	FNMA, 3.279%, (1 Year CMT +/- MBS Margin), 11/01/35	60,704	63,552
	FNMA, 3.28%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	20,514	21,399
	FNMA, 3.282%, (12-Month USD LIBOR +/- MBS Margin), 7/01/34	1,006	1,042
	FNMA, 3.287%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	74,962	79,443
	FNMA, 3.309%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	9,890	10,332
	FNMA, 3.31%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	148,569	156,497
	FNMA, 3.311%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	188,583	199,216
	FNMA, 3.312%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	328,465	346,704
	FNMA, 3.313%, (6-Month USD LIBOR +/- MBS Margin), 12/01/34	21,788	22,624
	FNMA, 3.315%, (6-Month USD LIBOR +/- MBS Margin), 5/01/36	28,111	29,064
	FNMA, 3.322%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	35,894	37,514

libertyshares.com	Annual Report	13

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
c	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 3.323%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	$326,884	$342,211
	FNMA, 3.333%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/36	2,655,323	2,805,607
	FNMA, 3.341%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	12,700	13,122
	FNMA, 3.349%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/33	152,122	159,694
	FNMA, 3.357%, (6-Month USD LIBOR +/- MBS Margin), 1/01/25	2,723	2,808
	FNMA, 3.357%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	14,151	14,951
	FNMA, 3.357%, (6-Month USD LIBOR +/- MBS Margin), 3/01/35	219,868	227,473
	FNMA, 3.357%, (12-Month USD LIBOR +/- MBS Margin), 7/01/36	222,015	232,288
	FNMA, 3.358%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	6,341	6,592
	FNMA, 3.359%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	1,341	1,417
	FNMA, 3.372%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	16,966	17,709
	FNMA, 3.374%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/40	83,265	87,674
	FNMA, 3.375%, (6-Month USD LIBOR +/- MBS Margin), 10/01/34	8,195	8,365
	FNMA, 3.375%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	42,565	44,545
	FNMA, 3.377%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	14,176	15,064
	FNMA, 3.38%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/25	9,735	10,002
	FNMA, 3.383%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	633,831	663,663
	FNMA, 3.384%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	2,024,772	2,141,440
	FNMA, 3.389%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/34	74,954	79,044
	FNMA, 3.389%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	17,227	18,026
	FNMA, 3.39%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	452,317	477,907
	FNMA, 3.40%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/28	3,543	3,684
	FNMA, 3.40%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	1,508	1,538
	FNMA, 3.40%, (12-Month USD LIBOR +/- MBS Margin), 11/01/34	14,381	15,075
	FNMA, 3.403%, (12-Month USD LIBOR +/- MBS Margin), 4/01/34	121,531	126,222
	FNMA, 3.406%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	111,150	116,896
	FNMA, 3.408%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/37	70,274	73,864
	FNMA, 3.422%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36	306,552	323,856
	FNMA, 3.435%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	304,965	318,482
	FNMA, 3.436%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	181,567	190,731
	FNMA, 3.437%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	1,281,598	1,329,169
	FNMA, 3.44%, (12-Month USD LIBOR +/- MBS Margin), 12/01/39	72,331	75,268
	FNMA, 3.441%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/39	11,859	12,628
	FNMA, 3.442%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	505,230	530,763
	FNMA, 3.444%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	1,711,952	1,808,321
	FNMA, 3.45%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	920,208	971,442
	FNMA, 3.452%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	6,819	7,068
	FNMA, 3.454%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	65,913	69,000
	FNMA, 3.457%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/32	3,047	3,122
	FNMA, 3.466%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	30,645	32,052
	FNMA, 3.466%, (12-Month USD LIBOR +/- MBS Margin), 11/01/37	345,188	359,770
	FNMA, 3.47%, (6-Month USD LIBOR +/- MBS Margin), 3/01/34	20,785	21,503
	FNMA, 3.47%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	86,737	90,369
	FNMA, 3.472%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/25	16,484	17,346
	FNMA, 3.473%, (12-Month USD LIBOR +/- MBS Margin), 1/01/33	21,041	21,465
	FNMA, 3.476%, (12-Month USD LIBOR +/- MBS Margin), 9/01/38	249,461	261,879
	FNMA, 3.477%, (6-Month USD LIBOR +/- MBS Margin), 3/01/36	7,868	8,152
	FNMA, 3.48%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	1,026,471	1,078,320
	FNMA, 3.481%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	92,819	97,406
	FNMA, 3.484%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	126,661	133,232
	FNMA, 3.488%, (12-Month USD LIBOR +/- MBS Margin), 11/01/35	401,065	421,368
	FNMA, 3.489%, (1 Year CMT +/- MBS Margin), 5/01/36	147,206	155,287
	FNMA, 3.49%, (12-Month USD LIBOR +/- MBS Margin), 8/01/38	636,864	668,856
	FNMA, 3.492%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	3,129	3,281
	FNMA, 3.492%, (12-Month USD LIBOR +/- MBS Margin), 4/01/40	653,223	685,732
	FNMA, 3.495%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	162,733	171,443
	FNMA, 3.50%, (12-Month USD LIBOR +/- MBS Margin), 10/01/33	82,207	86,427
	FNMA, 3.503%, (12-Month USD LIBOR +/- MBS Margin), 3/01/42	691,855	726,081

14	Annual Report	libertyshares.com

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
c	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 3.505%, (12-Month USD LIBOR +/- MBS Margin), 12/01/33	$7,239	$7,612
	FNMA, 3.505%, (6-Month USD LIBOR +/- MBS Margin), 2/01/35	23,607	24,826
	FNMA, 3.514%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	42,124	43,996
	FNMA, 3.517%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33	13,914	14,515
	FNMA, 3.517%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	214,373	225,674
	FNMA, 3.523%, (1 Year CMT +/- MBS Margin), 10/01/36	129,189	136,581
	FNMA, 3.526%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	326,642	342,291
	FNMA, 3.529%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	35,372	37,298
	FNMA, 3.531%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	266,044	280,989
	FNMA, 3.531%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	84,231	88,445
	FNMA, 3.534%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	507,024	520,733
	FNMA, 3.536%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	41,350	43,322
	FNMA, 3.536%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	174,082	183,119
	FNMA, 3.54%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	4,365	4,611
	FNMA, 3.542%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	354,213	373,122
	FNMA, 3.542%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/38	16,001	16,668
	FNMA, 3.546%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	91,350	96,135
	FNMA, 3.552%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/32	61,702	63,893
	FNMA, 3.552%, (12-Month USD LIBOR +/- MBS Margin), 5/01/38	2,809,755	2,961,211
	FNMA, 3.56%, (12-Month USD LIBOR +/- MBS Margin), 10/01/40	1,284,928	1,344,227
	FNMA, 3.563%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	276,584	290,798
	FNMA, 3.566%, (12-Month USD LIBOR +/- MBS Margin), 1/01/41	498,367	521,382
	FNMA, 3.567%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	63,003	65,830
	FNMA, 3.569%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	1,732	1,825
	FNMA, 3.572%, (12-Month USD LIBOR +/- MBS Margin), 3/01/37	425,973	447,658
	FNMA, 3.575%, (12-Month USD LIBOR +/- MBS Margin), 12/01/43	2,651,648	2,779,786
	FNMA, 3.58%, (12-Month USD LIBOR +/- MBS Margin), 5/01/37	369,959	390,693
	FNMA, 3.583%, (1 Year CMT +/- MBS Margin), 9/01/36	92,652	98,064
	FNMA, 3.594%, (12-Month USD LIBOR +/- MBS Margin), 7/01/41	273,295	286,269
	FNMA, 3.599%, (12-Month USD LIBOR +/- MBS Margin), 9/01/40	158,424	166,302
	FNMA, 3.60%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	713,596	751,619
	FNMA, 3.603%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/28	4,077	4,213
	FNMA, 3.605%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	55,618	58,609
	FNMA, 3.605%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	248,196	261,547
	FNMA, 3.607%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	12,376	12,891
	FNMA, 3.611%, (12-Month USD LIBOR +/- MBS Margin), 6/01/36	68,875	72,558
	FNMA, 3.614%, (12-Month USD LIBOR +/- MBS Margin), 9/01/38	194,256	203,582
	FNMA, 3.619%, (11th District COF +/- MBS Margin), 10/01/27	455	454
	FNMA, 3.64%, (12-Month USD LIBOR +/- MBS Margin), 9/01/39	287,678	301,822
	FNMA, 3.641%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/37	60,416	63,660
	FNMA, 3.654%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36	149,844	156,746
	FNMA, 3.668%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	49,163	51,793
	FNMA, 3.694%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	72,922	76,784
	FNMA, 3.697%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	5,776	6,031
	FNMA, 3.698%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	104,384	109,751
	FNMA, 3.716%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	15,232	15,779
	FNMA, 3.729%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	17,518	18,354
	FNMA, 3.73%, (12-Month USD LIBOR +/- MBS Margin), 8/01/35	66,248	70,340
	FNMA, 3.739%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	85,707	90,277
	FNMA, 3.756%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	33,643	35,360
	FNMA, 3.761%, (12-Month USD LIBOR +/- MBS Margin), 3/01/34	198,644	206,848
	FNMA, 3.767%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	113,270	120,206
	FNMA, 3.784%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	13,562	14,188
	FNMA, 3.786%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/30	10,185	10,644
	FNMA, 3.842%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/35	45,959	48,936
	FNMA, 3.844%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	199,996	210,790
	FNMA, 3.864%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	106,996	112,601
	FNMA, 4.199%, (11th District COF +/- MBS Margin), 8/01/28	29,447	31,253

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FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
c	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 4.212%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	$44,696	$48,124
	FNMA, 4.825%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/33	129,175	131,664
	FNMA, 5.375%, (6-Month USD LIBOR +/- MBS Margin), 4/01/33	934	968

			41,246,485

	Federal National Mortgage Association (FNMA) Fixed Rate 4.3%
	FNMA, 3.00%, 2/01/32	3,757,842	3,754,916
	FNMA, 3.00%, 1/01/33	2,053,381	2,052,200
d	FNMA, 4.00%, 4/15/46	1,250,000	1,282,264

			7,089,380

	Government National Mortgage Association (GNMA) Fixed Rate 2.0%
	GNMA, 3.50%, 10/20/47	3,245,687	3,279,532

	Total Mortgage-Backed Securities (Cost $106,364,934)		105,190,684

	Total Investments before Short Term Investments (Cost $162,512,949)		160,654,870

		Shares
	Short Term Investments (Cost $444,815) 0.3%
	Money Market Funds 0.3%
e,f	Institutional Fiduciary Trust Money Market Portfolio, 1.24%	444,815	444,815

	Total Investments (Cost $162,957,764) 98.1%		161,099,685
	Other Assets, less Liabilities 1.9%		3,179,482

	Net Assets 100.0%		$164,279,167

aThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

bPrincipal amount of security is adjusted for inflation. See Note 1(f).

cAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans pool in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).

dSecurity purchased on a to-be-announced (TBA) basis. See Note 1(b).

eThe rate shown is the annualized seven-day effective yield at period end.

fSee Note 3(c) regarding investments in affiliated management investment companies.

At March 31, 2018, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts
U.S. Treasury 5 Yr. Note	Short	98	$11,217,172	6/29/18	$(57,668)
U.S. Treasury 10 Yr. Note	Short	77	9,327,828	6/20/18	(98,860)
U.S. Treasury Long Bond	Short	2	293,250	6/20/18	(8,193)
U.S. Treasury Ultra 10 Yr. Note	Short	4	519,438	6/20/18	(8,886)

Total Futures Contracts					$(173,607)

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 26.

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FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

March 31, 2018

Franklin Liberty Short Duration U.S. Government ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$162,512,949
Cost – Non-controlled affiliates (Note 3c)	444,815

Value – Unaffiliated issuers	$160,654,870
Value – Non-controlled affiliates (Note 3c)	444,815
Receivables:
Investment securities sold	496,885
Capital shares sold	7,138,437
Affiliates	56,331
Interest	540,057
Deposits with brokers for:
Futures contracts	137,830

Total assets	169,469,225

Liabilities:
Payables:
Investment securities purchased	4,720,965
Distributions to shareholders	340,007
Trustees fees and expenses	662
Variation margin on futures contracts	31,828
Accrued expenses and other liabilities	96,596

Total liabilities	5,190,058

Net assets, at value	$164,279,167

Net assets consist of:
Paid-in capital	$171,072,208
Undistributed net investment income	97,093
Net unrealized appreciation (depreciation)	(2,031,686)
Accumulated net realized gain (loss)	(4,858,448)

Net assets, at value	$164,279,167

Shares outstanding	1,726,000

Net asset value per share	$95.18

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	17

FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

Franklin Liberty Short Duration U.S. Government ETF

	Year Ended March 31, 2018[a]	Year Ended May 31, 2017
Investment income:
Dividends:
Non-controlled affiliates (Note 3c)	$22,650	$2,417

Interest:
Unaffiliated issuers:
Inflation principal adjustments	135,748	313,266
Paydown gain (loss)	(975,817)	(1,495,241)
Paid in cash	2,988,672	3,492,850

Total investment income	2,171,253	2,313,292

Expenses:
Management fees (Note 3a)	375,599	515,143
Transfer agent fees	42,539	11,594
Custodian fees (Note 4) .	1,643	1,546
Reports to shareholders	14,583	12,353
Registration and filing fees	19,918	24,652
Professional fees	118,112	56,862
Trustees fees and expenses	6,305	8,033
Pricing fees	23,950	34,654
Other	29,319	11,753

Total expenses	631,968	676,590

Expenses reductions (Note 4)	(516)	(112)
Expenses waived/paid by affiliates (Note 3c and 3d)	(291,969)	(161,249)

Net expenses	339,483	515,229

Net investment income	1,831,770	1,798,063

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(249,178)	(118,867)
Futures contracts	738,694	3,504
TBA sale commitments	15,740	—

Net realized gain (loss)	505,256	(115,363)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(1,764,972)	(8,585)
Futures contracts	(118,411)	(4,134)

Net change in unrealized appreciation (depreciation)	(1,883,383)	(12,719)

Net realized and unrealized gain (loss)	(1,378,127)	(128,082)

Net increase (decrease) in net assets resulting from operations	$453,643	$1,669,981

aFor the period June 1, 2017 to March 31, 2018.

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FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Liberty Short Duration U.S. Government ETF

	Year Ended March 31, 2018[a]	Year Ended May 31,
		2017	2016
Increase (decrease) in net assets:
Operations:
Net investment income	$1,831,770	$1,798,063	$1,254,690
Net realized gain (loss)	505,256	(115,363)	(170,524)
Net change in unrealized appreciation (depreciation)	(1,883,383)	(12,719)	(432,515)

Net increase (decrease) in net assets resulting from operations	453,643	1,669,981	651,651

Distributions to shareholders from net investment income	(2,918,241)	(3,529,254)	(2,822,427)

Capital share transactions (Note 2)	(2,662,291)	(12,255,976)	138,553,112

Net increase (decrease) in net assets	(5,126,889)	(14,115,249)	136,382,336
Net assets:
Beginning of year	169,406,056	183,521,305	47,138,969

End of year	$164,279,167	$169,406,056	$183,521,305

Undistributed net investment income included in net assets:
End of year	$97,093	$41,894	$25,399

aFor the period June 1, 2017 to March 31, 2018.

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FRANKLIN ETF TRUST

FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Liberty Short Duration U.S. Government ETF (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

The Fund’s fiscal year was changed to March 31. As a result, the Fund had a shortened fiscal year covering the transitional period between the Fund’s prior fiscal year end May 31, 2017 and March 31, 2018.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a TBA Basis

The Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Sufficient assets have been segregated for these securities.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable in the Statement of Assets and Liabilities.

See Note 7 regarding other derivative information.

d. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage-backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

e. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2018, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded separately in the Statement of Operations. Dividend income is recorded on ex- dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income in the Statement of Operations.

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

1. Organization and Significant Accounting Policies (continued)

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Fund are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund ‘s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed for cash and/or in-kind. For the year ended March 31, 2018 and years ended May 31, 2017 and 2016, all Creations Unit transactions were made in cash.

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statement of Changes in Net Assets.

At March 31, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Year Ended March 31, 2018[a]
	Shares	Amount
Shares sold	450,000	$43,135,140
Shares redeemed	(475,000)	(45,797,431)

Net increase (decrease)	(25,000)	$(2,662,291)

aFor the period June 1, 2017 to March 31, 2018.

	Year Ended May 31,
	2017		2016
	Shares	Amount	Shares	Amount
Shares sold	225,000	$21,900,377	1,500,000	$148,338,422
Shares redeemed	(350,000)	(34,156,353)	(100,000)	(9,785,310)

Net increase (decrease)	(125,000)	($12,255,976)	1,400,000	$138,553,112

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Fund pays an investment management fee to Advisers of 0.30% per year of the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the years ended March 31, 2018 and May 31, 2017, the Fund held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Dividend Income	Realized Gain (Loss)	Net Change In Unrealized Appreciation (Depreciation)
Year ended March 31, 2018[a] Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.24%	4,589,062	105,394,732	(109,538,979)	444,815	$444,815	$22,650	$—	$—

Year ended May 31, 2017 Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.44%	3,967,483	89,282,091	(88,660,512)	4,589,062	$4,589,062	$2,417	$—	$—

aFor the period June 1, 2017 to March 31, 2018.

d. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding acquired fund fees and expenses) of the Fund do not exceed 0.25% based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2018. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

Prior to October 1, 2017, Advisers had contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding acquired fund fees and expenses) of the Fund do not exceed 0.30% based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations).

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

3. Transactions with Affiliates (continued)

e. Other Affiliated Transactions

At March 31, 2018, the shares of the Fund were owned by the following entities:

	Shares	Percentage of Outstanding Shares[a]
Franklin 529 Portfolios	735,486	42.6%
Franklin Resources Inc.	214,908	12.5%

	950,394	55.1%

aInvestment activities of significant shareholders could have a material impact on the Fund.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the years ended March 31, 2018 and May 31, 2017, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2018, the capital loss carryforwards were as follows:

Capital loss carryforwards:
Short term	$(1,922,719)
Long term	(2,944,933)

Total capital loss carryforwards	$(4,867,652)

The tax character of distributions paid during the year ended March 31, 2018 and years ended May 31, 2017 and 2016 was as follows:

		May 31,
	2018	2017	2016
Distributions paid from ordinary income	$2,918,241	$3,529,254	$2,822,427

At March 31, 2018, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments	$163,135,008

Unrealized appreciation	$99,524
Unrealized depreciation	(2,134,847)

Net unrealized appreciation (depreciation)	$(2,035,323)

Distributable earnings – undistributed ordinary income	$449,941

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses.

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended March 31, 2018a, aggregated $159,531,450 and $162,921,359, respectively.

aFor the period June 1, 2017 to March 31, 2018.

7. Other Derivative Information

At March 31, 2018, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Variation margin	$—	Variation margin	$173,607	[a]

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the year ended March 31, 2018a, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Net Realized Gain (Loss) for the Year	Statement of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Year
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Interest rate contracts	Futures contracts	$738,694	Futures contracts	$(118,411)

For the year ended May 31, 2017, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Net Realized Gain (Loss) for the Year	Statement of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Year
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Interest rate contracts	Futures contracts	$3,504	Futures contracts	$(4,134)

For the years ended March 31, 2018a and May 31, 2017, the average month end notional amount of futures contracts represented $22,495,816 and $18,475,051, respectively.

aFor the period June 1, 2017 to March 31, 2018.

See Note 1(c) regarding derivative financial instruments.

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

8. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2018, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
U.S. Government and Agency Securities	$—	$55,464,186	$—	$55,464,186
Mortgage-Backed Securities	—	105,190,684	—	105,190,684
Short Term Investments	444,815	—	—	444,815

Total Investments in Securities	$444,815	$160,654,870	$—	$161,099,685

Liabilities:
Other Financial Instruments:
Futures Contracts	$173,607	$—	$—	$173,607

9. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
CMT	1 year Constant Maturity Treasury Index
COF	Cost of Funds
FHLB	Federal Home Loan Bank
FICO	Financing Corp.
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
USD	United States Dollar

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin ETF Trust and Shareholders of Franklin Liberty Short Duration U.S. Government ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin Liberty Short Duration U.S. Government ETF (the “Fund”) as of March 31, 2018, the related statements of operations for the period June 1, 2017 through March 31, 2018 and year ended May 31, 2017, the statements of changes in net assets for the period June 1, 2017 through March 31, 2018 and for each of the two years in the period ended May 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, the results of its operations for the period June 1, 2017 through March 31, 2018, and year ended May 31, 2017, the changes in its net assets for the period June 1, 2017 through March 31, 2018 and for each of the two years in the period ended May 31, 2017, and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 17, 2018

We have served as the auditor of one or more investment companies in the Franklin Templeton funds since 1948.

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FRANKLIN ETF TRUST

FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Tax Information (unaudited)

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Fund hereby reports the maximum amount allowable but no less than $2,856,905 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended March 31, 2018.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of US registered portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee and Trustee	Since October 2017	36	Zentific Investment Management (hedge fund) (2015-present) and Axis Bank (2013-present).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Anantha K. Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since October 2017	36	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present) and Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Jennifer M. Johnson (1964) One Franklin Parkway San Mateo, CA 94403-1906	Chairperson of the Board and Trustee	Since October 2017	43	None

Principal Occupation During at Least the Past 5 Years:
President and Chief Operating Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton Investments; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

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FRANKLIN ETF TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 28 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since June 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton Investments (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President-AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since October 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; officer of one of the investment companies in Franklin Templeton Investments; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Vice President since 2015 and Secretary since October 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the US registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 1: Effective October 30, 2017, Harris J. Ashton, Mary C. Choksi, Edith E. Holiday, J. Michael Luttig, Larry D. Thompson and John B. Wilson ceased to be trustees of the Trust.

Note 2: Effective May 1, 2018, Susan R. Thompson ceased to be a trustee of the Trust.

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FRANKLIN ETF TRUST

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2017. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at libertyshares.com.

libertyshares.com	Annual Report	33

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report
Franklin Liberty Short Duration U.S. Government ETF
Investment Manager Franklin Advisers, Inc.	Distributor Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 libertyshares.com	Investor Services Transfer Agent BNY Mellon (855) 231-1706 111 Sanders Creek Parkway East Syracuse, NY 13057

© 2018 Franklin Templeton Investments. All rights reserved.	FTSD A 05/18

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $25,846 for the fiscal year ended March 31, 2018 and $28,957 for the fiscal year ended May 31, 2017.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d) All Other Fees

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $47 for the fiscal year ended March 31, 2018 and $0 for the fiscal year ended May 31, 2017. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended March 31, 2018 and $255,000 for the fiscal year ended May 31, 2017. The services for which these fees were paid included preparation and review of materials provided to the fund Board in connection with the investment management contract renewal process and derivatives assessment.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $47 for the fiscal year ended March 31, 2018 and $255,000 for the fiscal year ended May 31, 2017.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ETF TRUST

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date May 24, 2018

By	/s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date May 24, 2018